ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable			$ 367.4	$ 345.5
Credit loss allowances	$ (20.9)	$ (14.5)	(22.0)	(20.9)		$ (14.5)
Accrued receivables			6.4	1.2
Receivables from related parties			33.9	38.0
Other receivables			88.3	67.3
Total accounts receivable			496.0	452.0	$ 450.1	$ 450.1
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(20.9)	(14.5)
Changes in allowance account for credit losses of financial assets [abstract]
Additions	(7.3)	(13.6)
Amounts charged off	5.0	6.7
Unused amounts reversed	0.7	1.5
Exchange differences	0.5	(1.0)
Credit loss allowances, end of year	$ (22.0)	$ (20.9)
Gross carrying amount | Current
Disclosure of financial assets [line items]
Accounts receivable			227.3	187.9
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable			55.4	52.1
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable			19.5	40.9
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable			7.6	15.6
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable			$ 79.6	$ 69.9